SERVICE INVENTORIES	3 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
SERVICE INVENTORIES

7. SERVICE INVENTORIES

The following table summarizes the service inventories for the period end dates as set forth below (in US$ thousands):

	March 31,	December 31,
	2021	2020

Spare parts	$57,291	$54,709
Chemicals	21,295	24,422
Consumables	17,203	15,132
Total	$95,789	$94,263